Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment	$ 632,368	$ 632,368	$ 583,652
Less accumulated depreciation	(434,772)	(412,665)	(316,736)
Property and Equipment, net	197,596	219,703	266,916
Furniture and Fixtures [Member]
Property and equipment	$ 231,222	$ 231,222	149,285
Furniture and Fixtures [Member] | Minimum [Member]
Useful Life	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Useful Life	7 years	7 years
Computers and Software [Member]
Property and equipment	$ 244,039	$ 244,039	278,234
Computers and Software [Member] | Minimum [Member]
Useful Life	3 years	3 years
Computers and Software [Member] | Maximum [Member]
Useful Life	7 years	7 years
Leasehold Improvements [Member]
Property and equipment	$ 157,107	$ 157,107	$ 156,133
Useful Life	15 years	15 years